Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

14. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2023	2024
	RMB	RMB
Salary and welfare payables	5,534,691	9,989,510
Payable for acquisition of Lishang and Lin**	880,291	880,291
Payable for acquisition of Yuli and Cook SF	4,454,293	4,454,293
Payable for acquisition compensation	—	1,437,680
Loans from employees *	20,936,432	13,531,170
Loans from individuals *	19,752,448	5,856,408
Loans from 3rd parties	2,531,534	13,746,304
Deposits from suppliers	773,826	908,489
Tax payables	62,003,708	90,197,285
Interest payables	11,393,183	18,335,411
Professional service fees	27,720,955	16,533,838
Accrued utilities and other expenses	12,970,800	16,367,039
Total	168,952,161	192,237,718
*	Loans borrowed from third party individuals and employees are for general working capital use and repayable on demand.
**	In connection with acquisition of Lin’s in 2022, the purchase consideration includes 11,938 Series C-1 redeemable convertible preferred shares to be issued by the Company. As of December 31, 2022, the Company has not issued any preferred shares to the founder of Lin’s and the fair value of preferred shares to be issued was recorded as a liability. In April 2023, the Company and the founder agreed a modification that the 11,938 Series C-1 redeemable convertible preferred shares to be replaced by 11,938 number of share options granted to the founder of Lin’s with an exercise price of US$0.0016 per share. These share options shall be exercisable upon an exercise event which is a public offering or other form of listing, regardless of grantee’s engagement status with the Company in 10 years.